Summary of Activity Related to Costs to Obtain Contract (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Sales commissions and fees	$ 466,951	$ 193,995